Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue		$ 3,596,575	$ 2,903,179	$ 6,140,731
Cost of revenue		3,231,225	2,085,296	4,862,424
Gross profit		365,350	817,883	1,278,307
Operating expenses
Selling and marketing expenses		589,234	7,585	19,970
General and administrative expenses		11,800,491	1,848,149	1,356,927
Impairment of goodwill		9,359,949
Total operating expenses		21,749,674	1,855,734	1,376,897
Loss from operations		(21,384,324)	(1,037,851)	(98,590)
Other income (expense)
Interest income (expense), net		569,581	52,125	(11,904)
Other income		114,211		21,464
Unrealized losses from fair value changes of investments in equity securities		(45,966)
Unrealized losses from fair value changes of contingent consideration payable		(502,970)
Total other income, net		134,856	190,232	193,233
(Loss) income before provision for income taxes		(21,249,468)	(847,619)	94,643
Income tax (benefit) expense		(35,008)	7,308	55,965
Net (loss) income		(21,214,460)	(854,927)	38,678
Other comprehensive income
Foreign currency translation adjustments		49,585	17,858	2,931
Total comprehensive (loss) income		$ (21,164,875)	$ (837,069)	$ 41,609
(Loss) earnings per share
Basic (in Dollars per share)	[1]	$ (1.408)	$ (0.077)	$ 0.004
Diluted (in Dollars per share)	[1]	$ (1.408)	$ (0.077)	$ 0.004
Weighted average shares outstanding
Basic (in Shares)	[1]	15,069,539	11,127,135	10,714,286
Diluted (in Shares)	[1]	15,069,539	11,127,135	10,714,286
Related Party
Other income (expense)
Other income – related party			$ 138,107	$ 183,673

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.